CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Shares Held for Share Award Schemes [Member]	Treasury shares [Member]	Other Reserves [Member]	Retained earnings [Member]	Total Attributable to Equity Holders of the Company [Member]	Non-Controlling Interests [Member]
Beginning balance at Dec. 31, 2018	¥ 37,772	¥ 2	¥ 33,776			¥ 903	¥ 3,040	¥ 37,721	¥ 51
Comprehensive Income
Profit for the year	3,977						3,982	3,982	(5)
Fair value changes on financial assets at fair value through other comprehensive income	1,031					1,031		1,031
Share of other comprehensive income of associates	(1)					(1)		(1)
Currency translation differences	261					261		261
Total comprehensive income for the year	5,268					1,291	3,982	5,273	(5)
Issuance of ordinary shares	12		12					12
Exercise of share options/ Restricted share units("RSUs")	172		637			(465)		172
Non-controlling interests arising from business combination	48								48
Share-based compensation - value of employee services	519					519		519
Shares held for share award schemes	(31)			¥ (31)				(31)
Additional investment in a non-wholly owned subsidiary	(84)					(76)		(76)	(8)
Capital contribution by non-controlling interests	2								2
Appropriations to statutory reserves						15	(15)
Total transactions with equity holders at their capacity as equity holders for the year	638		649	(31)		(7)	(15)	596	42
Ending balance at Dec. 31, 2019	43,678	2	34,425	(31)		2,187	7,007	43,590	88
Comprehensive Income
Profit for the year	4,176						4,155	4,155	21
Fair value changes on financial assets at fair value through other comprehensive income	5,219					5,219		5,219
Share of other comprehensive income of associates	(9)					(9)		(9)
Currency translation differences	(1,286)					(1,286)		(1,286)
Total comprehensive income for the year	8,100					3,924	4,155	8,079	21
Exercise of share options/ Restricted share units("RSUs")	190		619			(429)		190
Non-controlling interests arising from business combination	367								367
Share-based compensation - value of employee services	569					569		569
Shares held for share award schemes	(47)			(47)				(47)
Repurchase Of Shares	(134)				¥ (134)			(134)
Additional investment in a non-wholly owned subsidiary	(2)					(2)		(2)
Disposal of a subsidiary	10								10
Appropriations to statutory reserves						51	(51)
Total transactions with equity holders at their capacity as equity holders for the year	953		619	(47)	(134)	189	(51)	576	377
Ending balance at Dec. 31, 2020	52,731	2	35,044	(78)	(134)	6,300	11,111	52,245	486
Comprehensive Income
Profit for the year	3,215						3,029	3,029	186
Fair value changes on financial assets at fair value through other comprehensive income	(2,128)					(2,128)		(2,128)
Share of other comprehensive income of associates	4					4		4
Currency translation differences	(378)					(378)		(378)
Total comprehensive income for the year	713					(2,502)	3,029	527	186
Exercise of share options/ Restricted share units("RSUs")	48		659		35	(646)		48
Dividend to non-controlling interests	(3)								(3)
Non-controlling interests arising from business combination	75								75
Share-based compensation - value of employee services	647					647		647
Transfer of gains on disposal of financial instruments to retained earnings						(56)	56
Expiry of put right of puttable ordinary shares	535		535					535
Shares held for share award schemes	(105)			(105)				(105)
Repurchase Of Shares	(3,561)				(3,561)			(3,561)
Additional investment in a non-wholly owned subsidiary	(19)					(19)		(19)
Disposal of a subsidiary	(6)								(6)
Appropriations to statutory reserves						2	(2)
Total transactions with equity holders at their capacity as equity holders for the year	(2,389)		1,194	(105)	(3,526)	(16)	(2)	(2,455)	66
Ending balance at Dec. 31, 2021	¥ 51,055	¥ 2	¥ 36,238	¥ (183)	¥ (3,660)	¥ 3,726	¥ 14,194	¥ 50,317	¥ 738